Commitments and Contingencies (Details) - Schedule of lease assets and lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Right of use asset – long term	$ 2,693
Total right of use asset	2,693
Liabilities
Operating lease liabilities – short term	1,488
Operating lease liabilities – long term	1,084
Total lease liability	$ 2,572